Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	WisdomTree Trust
Entity Central Index Key	0001350487
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000248668
Shareholder Report [Line Items]
Fund Name	WisdomTree India Hedged Equity Fund
Trading Symbol	INDH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree India Hedged Equity Fund (the "Fund") for the period of May 9, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree India Hedged Equity Fund	$26	0.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.63%
AssetsNet	$ 55,260,941
Holdings Count | Holding	75
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$55,260,941
# of Portfolio Holdings	75
Portfolio Turnover Rate	0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Reliance Industries Ltd.	9.0%
HDFC Bank Ltd.	8.0%
Infosys Ltd.	6.3%
ICICI Bank Ltd.	6.2%
Tata Consultancy Services Ltd.	4.1%
Bharti Airtel Ltd.	3.9%
Mahindra & Mahindra Ltd.	2.8%
Axis Bank Ltd.	2.7%
Hindustan Unilever Ltd.	2.5%
Larsen & Toubro Ltd.	2.2%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000247879
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. MidCap Quality Growth Fund
Trading Symbol	QMID
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree U.S. MidCap Quality Growth Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. MidCap Quality Growth Fund	$19	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 1,381,103
Holdings Count | Holding	122
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,381,103
# of Portfolio Holdings	122
Portfolio Turnover Rate	16%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

United Therapeutics Corp.	1.5%
Insulet Corp.	1.5%
Toll Brothers, Inc.	1.5%
Coherent Corp.	1.4%
Casey's General Stores, Inc.	1.4%
Comfort Systems USA, Inc.	1.3%
Ubiquiti, Inc.	1.3%
Jack Henry & Associates, Inc.	1.3%
Clean Harbors, Inc.	1.2%
Floor & Decor Holdings, Inc., Class A	1.2%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000247880
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. SmallCap Quality Growth Fund
Trading Symbol	QSML
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree U.S. SmallCap Quality Growth Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. SmallCap Quality Growth Fund	$19	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 6,100,785
Holdings Count | Holding	345
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,100,785
# of Portfolio Holdings	345
Portfolio Turnover Rate	21%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Inspire Medical Systems, Inc.	0.9%
CSW Industrials, Inc.	0.8%
Shift4 Payments, Inc., Class A	0.8%
CorVel Corp.	0.8%
Champion Homes, Inc.	0.8%
Group 1 Automotive, Inc.	0.8%
TransMedics Group, Inc.	0.7%
Schneider National, Inc., Class B	0.7%
Piper Sandler Cos.	0.7%
Moelis & Co., Class A	0.7%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000112567
Shareholder Report [Line Items]
Fund Name	WisdomTree China ex-State-Owned Enterprises Fund
Trading Symbol	CXSE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree China ex-State-Owned Enterprises Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree China ex-State-Owned Enterprises Fund	$19	0.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.32%
AssetsNet	$ 437,669,096
Holdings Count | Holding	191
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$437,669,096
# of Portfolio Holdings	191
Portfolio Turnover Rate	4%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Tencent Holdings Ltd.	12.3%
Alibaba Group Holding Ltd.	11.2%
Meituan, Class B	5.2%
PDD Holdings, Inc.	4.8%
Contemporary Amperex Technology Co. Ltd., Class A	2.8%
JD.com, Inc., Class A	2.8%
Ping An Insurance Group Co. of China Ltd., Class H	2.7%
Ping An Insurance Group Co. of China Ltd., Class A	2.4%
NetEase, Inc.	2.4%
Baidu, Inc., Class A	2.2%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000145138
Shareholder Report [Line Items]
Fund Name	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund
Trading Symbol	XSOE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	$17	0.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%
AssetsNet	$ 2,129,501,182
Holdings Count | Holding	675
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,129,501,182
# of Portfolio Holdings	675
Portfolio Turnover Rate	5%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
Tencent Holdings Ltd.	5.2%
Alibaba Group Holding Ltd.	3.4%
Samsung Electronics Co. Ltd.	2.9%
HDFC Bank Ltd.	1.6%
Meituan, Class B	1.6%
Reliance Industries Ltd.	1.5%
Al Rajhi Bank	1.5%
PDD Holdings, Inc.	1.5%
MercadoLibre, Inc.	1.3%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000042129
Shareholder Report [Line Items]
Fund Name	WisdomTree Emerging Markets High Dividend Fund
Trading Symbol	DEM
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Emerging Markets High Dividend Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets High Dividend Fund	$33	0.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%
AssetsNet	$ 2,976,740,531
Holdings Count | Holding	482
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,976,740,531
# of Portfolio Holdings	482
Portfolio Turnover Rate	4%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

MediaTek, Inc.	6.0%
Petroleo Brasileiro SA	5.1%
Hon Hai Precision Industry Co. Ltd.	3.7%
China Construction Bank Corp., Class H	3.1%
Vale SA	2.7%
China Shenhua Energy Co. Ltd., Class H	2.6%
PetroChina Co. Ltd., Class H	2.3%
ASE Technology Holding Co. Ltd.	2.0%
Coal India Ltd.	1.8%
Power Grid Corp. of India Ltd.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000202064
Shareholder Report [Line Items]
Fund Name	WisdomTree Emerging Markets Multifactor Fund
Trading Symbol	EMMF
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Emerging Markets Multifactor Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets Multifactor Fund	$25	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
AssetsNet	$ 36,858,607
Holdings Count | Holding	216
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$36,858,607
# of Portfolio Holdings	216
Portfolio Turnover Rate	52%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
Samsung Electronics Co. Ltd.	1.4%
PICC Property & Casualty Co. Ltd., Class H	1.2%
Fuyao Glass Industry Group Co. Ltd., Class H	1.1%
LG Uplus Corp.	1.0%
SK Telecom Co. Ltd.	1.0%
Want Want China Holdings Ltd.	1.0%
Standard Bank Group Ltd.	1.0%
Yum China Holdings, Inc.	1.0%
Bajaj Auto Ltd.	0.9%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000128625
Shareholder Report [Line Items]
Fund Name	WisdomTree Emerging Markets Quality Dividend Growth Fund
Trading Symbol	DGRE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Emerging Markets Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets Quality Dividend Growth Fund	$17	0.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%
AssetsNet	$ 149,414,506
Holdings Count | Holding	284
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$149,414,506
# of Portfolio Holdings	284
Portfolio Turnover Rate	21%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	8.4%
Samsung Electronics Co. Ltd.	2.8%
Yuhan Corp.	1.7%
Al Rajhi Bank	1.5%
Reliance Industries Ltd.	1.5%
PTT PCL	1.2%
Info Edge India Ltd.	1.2%
Hindustan Petroleum Corp. Ltd.	1.2%
GAIL India Ltd.	1.1%
Infosys Ltd.	1.1%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000053725
Shareholder Report [Line Items]
Fund Name	WisdomTree Emerging Markets SmallCap Dividend Fund
Trading Symbol	DGS
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Emerging Markets SmallCap Dividend Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets SmallCap Dividend Fund	$30	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
AssetsNet	$ 2,269,141,470
Holdings Count | Holding	948
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,269,141,470
# of Portfolio Holdings	948
Portfolio Turnover Rate	3%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Oil India Ltd.	1.4%
Truworths International Ltd.	1.1%
Old Mutual Ltd.	1.0%
Mr. Price Group Ltd.	0.9%
Chicony Electronics Co. Ltd.	0.9%
Redefine Properties Ltd.	0.8%
BNK Financial Group, Inc.	0.8%
Lojas Renner SA	0.7%
Tisco Financial Group PCL	0.7%
King Yuan Electronics Co. Ltd.	0.7%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000069425
Shareholder Report [Line Items]
Fund Name	WisdomTree Europe Hedged Equity Fund
Trading Symbol	HEDJ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Europe Hedged Equity Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Europe Hedged Equity Fund	$29	0.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized. Included in the expense ratio are “Other fees” which are not annualized. Without these expenses, the expense ratio would have been 0.58%.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
AssetsNet	$ 1,636,568,910
Holdings Count | Holding	147
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,636,568,910
# of Portfolio Holdings	147
Portfolio Turnover Rate	5%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Banco Bilbao Vizcaya Argentaria SA	7.5%
Stellantis NV	4.9%
ASML Holding NV	4.4%
Siemens AG	4.3%
Deutsche Telekom AG	3.9%
Banco Santander SA	3.3%
Sanofi SA	3.2%
LVMH Moet Hennessy Louis Vuitton SE	3.0%
Mercedes-Benz Group AG	2.9%
L'Oreal SA	2.9%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000151994
Shareholder Report [Line Items]
Fund Name	WisdomTree Europe Hedged SmallCap Equity Fund
Trading Symbol	EUSC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Europe Hedged SmallCap Equity Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Europe Hedged SmallCap Equity Fund	$30	0.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized. Included in the expense ratio are “Other fees” which are not annualized. Without these expenses, the expense ratio would have been 0.58%.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
AssetsNet	$ 48,768,179
Holdings Count | Holding	236
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$48,768,179
# of Portfolio Holdings	236
Portfolio Turnover Rate	6%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Banca Mediolanum SpA	2.8%
Rexel SA	2.5%
Banco BPM SpA	2.3%
Klepierre SA	2.1%
Unipol Gruppo SpA	1.9%
HochTief AG	1.8%
BAWAG Group AG	1.7%
A2A SpA	1.6%
Merlin Properties Socimi SA	1.6%
Bankinter SA	1.6%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000141114
Shareholder Report [Line Items]
Fund Name	WisdomTree Europe Quality Dividend Growth Fund
Trading Symbol	EUDG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Europe Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Europe Quality Dividend Growth Fund	$31	0.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized. Included in the expense ratio are “Other fees” which are not annualized. Without these expenses, the expense ratio would have been 0.58%.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
AssetsNet	$ 71,673,182
Holdings Count | Holding	221
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$71,673,182
# of Portfolio Holdings	221
Portfolio Turnover Rate	2%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

LVMH Moet Hennessy Louis Vuitton SE	4.8%
Industria de Diseno Textil SA	4.6%
Unilever PLC	3.8%
Nestle SA	3.8%
Novartis AG	3.7%
Roche Holding AG	3.6%
Deutsche Telekom AG	3.3%
Sanofi SA	2.7%
AstraZeneca PLC	2.5%
ASML Holding NV	2.4%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000033636
Shareholder Report [Line Items]
Fund Name	WisdomTree Europe SmallCap Dividend Fund
Trading Symbol	DFE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Europe SmallCap Dividend Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Europe SmallCap Dividend Fund	$31	0.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized. Included in the expense ratio are “Other fees” which are not annualized. Without these expenses, the expense ratio would have been 0.58%.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
AssetsNet	$ 175,292,544
Holdings Count | Holding	288
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$175,292,544
# of Portfolio Holdings	288
Portfolio Turnover Rate	8%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

MPC Container Ships ASA	1.8%
Outokumpu OYJ	1.3%
4imprint Group PLC	1.3%
OC Oerlikon Corp. AG	1.3%
Peab AB, Class B	1.3%
Bridgepoint Group PLC	1.3%
Plus500 Ltd.	1.3%
Anima Holding SpA	1.3%
D/S Norden AS	1.2%
Sacyr SA	1.1%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000033619
Shareholder Report [Line Items]
Fund Name	WisdomTree Global ex-U.S. Quality Dividend Growth Fund
Trading Symbol	DNL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Global ex-U.S. Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Global ex-U.S. Quality Dividend Growth Fund	$21	0.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
AssetsNet	$ 633,351,394
Holdings Count | Holding	296
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$633,351,394
# of Portfolio Holdings	296
Portfolio Turnover Rate	2%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	6.6%
Roche Holding AG	5.0%
Novo Nordisk AS, Class B	4.9%
Samsung Electronics Co. Ltd.	3.5%
Tencent Holdings Ltd.	3.4%
Canadian Natural Resources Ltd.	3.4%
Deutsche Post AG	2.8%
ASML Holding NV	2.7%
UBS Group AG	2.6%
Imperial Brands PLC	2.5%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000033635
Shareholder Report [Line Items]
Fund Name	WisdomTree Global High Dividend Fund
Trading Symbol	DEW
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Global High Dividend Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Global High Dividend Fund	$31	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.58%
AssetsNet	$ 110,037,629
Holdings Count | Holding	654
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$110,037,629
# of Portfolio Holdings	654
Portfolio Turnover Rate	5%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

AbbVie, Inc.	4.2%
Coca-Cola Co.	3.2%
Altria Group, Inc.	2.4%
Philip Morris International, Inc.	2.1%
Chevron Corp.	2.0%
Bank of America Corp.	1.9%
International Business Machines Corp.	1.8%
Pfizer, Inc.	1.5%
Bristol-Myers Squibb Co.	1.3%
Gilead Sciences, Inc.	1.2%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000057625
Shareholder Report [Line Items]
Fund Name	WisdomTree India Earnings Fund
Trading Symbol	EPI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree India Earnings Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree India Earnings Fund	$45	0.83%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.83%
AssetsNet	$ 4,118,246,331
Holdings Count | Holding	476
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,118,246,331
# of Portfolio Holdings	476
Portfolio Turnover Rate	5%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Reliance Industries Ltd.	7.3%
HDFC Bank Ltd.	5.3%
ICICI Bank Ltd.	5.1%
Infosys Ltd.	4.6%
Coal India Ltd.	3.1%
Oil & Natural Gas Corp. Ltd.	2.9%
Tata Consultancy Services Ltd.	2.7%
Mahindra & Mahindra Ltd.	2.7%
NTPC Ltd.	2.5%
Power Grid Corp. of India Ltd.	2.3%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000033627
Shareholder Report [Line Items]
Fund Name	WisdomTree International AI Enhanced Value Fund
Trading Symbol	AIVI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree International AI Enhanced Value Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International AI Enhanced Value Fund	$31	0.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized. Included in the expense ratio are “Other fees” which are not annualized. Without these expenses, the expense ratio would have been 0.58%.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
AssetsNet	$ 70,013,176
Holdings Count | Holding	122
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$70,013,176
# of Portfolio Holdings	122
Portfolio Turnover Rate	64%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

BASF SE	3.5%
Zurich Insurance Group AG	3.5%
British American Tobacco PLC	3.3%
Vinci SA	3.3%
Mercedes-Benz Group AG	3.2%
Bridgestone Corp.	3.1%
Swiss Re AG	3.0%
Takeda Pharmaceutical Co. Ltd.	3.0%
M&G PLC	2.9%
Groupe Bruxelles Lambert NV	2.7%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000033626
Shareholder Report [Line Items]
Fund Name	WisdomTree International Equity Fund
Trading Symbol	DWM
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree International Equity Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International Equity Fund	$26	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized. Included in the expense ratio are “Other fees” which are not annualized. Without these expenses, the expense ratio would have been 0.48%.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
AssetsNet	$ 551,263,616
Holdings Count | Holding	1,028
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$551,263,616
# of Portfolio Holdings	1,028
Portfolio Turnover Rate	3%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

HSBC Holdings PLC	1.8%
Novartis AG	1.7%
Nestle SA	1.3%
TotalEnergies SE	1.3%
Industria de Diseno Textil SA	1.2%
Roche Holding AG	1.2%
Allianz SE	1.1%
Unilever PLC	1.1%
British American Tobacco PLC	1.0%
Siemens AG	1.0%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000135785
Shareholder Report [Line Items]
Fund Name	WisdomTree International Hedged Quality Dividend Growth Fund
Trading Symbol	IHDG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree International Hedged Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International Hedged Quality Dividend Growth Fund	$29	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 2,838,070,458
Holdings Count | Holding	255
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,838,070,458
# of Portfolio Holdings	255
Portfolio Turnover Rate	5%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Industria de Diseno Textil SA	5.7%
LVMH Moet Hennessy Louis Vuitton SE	4.2%
AstraZeneca PLC	3.7%
Novartis AG	3.7%
Roche Holding AG	3.6%
ASML Holding NV	3.5%
Deutsche Post AG	2.8%
Novo Nordisk AS, Class B	2.8%
UBS Group AG	2.5%
Imperial Brands PLC	2.3%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000033633
Shareholder Report [Line Items]
Fund Name	WisdomTree International High Dividend Fund
Trading Symbol	DTH
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree International High Dividend Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International High Dividend Fund	$30	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
AssetsNet	$ 332,973,918
Holdings Count | Holding	519
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$332,973,918
# of Portfolio Holdings	519
Portfolio Turnover Rate	4%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

TotalEnergies SE	3.4%
British American Tobacco PLC	2.5%
Enel SpA	2.4%
HSBC Holdings PLC	2.4%
Bayerische Motoren Werke AG	2.2%
Iberdrola SA	2.1%
Mercedes-Benz Group AG	1.9%
Rio Tinto PLC	1.7%
Stellantis NV	1.5%
Allianz SE	1.5%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000033622
Shareholder Report [Line Items]
Fund Name	WisdomTree International LargeCap Dividend Fund
Trading Symbol	DOL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree International LargeCap Dividend Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International LargeCap Dividend Fund	$25	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
AssetsNet	$ 535,290,422
Holdings Count | Holding	275
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$535,290,422
# of Portfolio Holdings	275
Portfolio Turnover Rate	2%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Novartis AG	2.4%
HSBC Holdings PLC	2.2%
Nestle SA	1.9%
TotalEnergies SE	1.8%
Industria de Diseno Textil SA	1.6%
Roche Holding AG	1.6%
Unilever PLC	1.5%
AstraZeneca PLC	1.4%
Allianz SE	1.4%
Siemens AG	1.3%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000033623
Shareholder Report [Line Items]
Fund Name	WisdomTree International MidCap Dividend Fund
Trading Symbol	DIM
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree International MidCap Dividend Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International MidCap Dividend Fund	$31	0.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized. Included in the expense ratio are “Other fees” which are not annualized. Without these expenses, the expense ratio would have been 0.58%.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
AssetsNet	$ 140,000,861
Holdings Count | Holding	572
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$140,000,861
# of Portfolio Holdings	572
Portfolio Turnover Rate	3%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Amundi SA	0.8%
Koninklijke KPN NV	0.7%
Coles Group Ltd.	0.7%
Mediobanca Banca di Credito Finanziario SpA	0.7%
Power Assets Holdings Ltd.	0.7%
Hong Kong & China Gas Co. Ltd.	0.6%
Link REIT	0.6%
Bank Hapoalim BM	0.6%
Banca Mediolanum SpA	0.6%
Scentre Group	0.6%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000202067
Shareholder Report [Line Items]
Fund Name	WisdomTree International Multifactor Fund
Trading Symbol	DWMF
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree International Multifactor Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International Multifactor Fund	$20	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
AssetsNet	$ 31,116,197
Holdings Count | Holding	202
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$31,116,197
# of Portfolio Holdings	202
Portfolio Turnover Rate	53%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Otsuka Holdings Co. Ltd.	1.4%
Ono Pharmaceutical Co. Ltd.	1.4%
ANA Holdings, Inc.	1.3%
Oracle Corp.	1.2%
Novartis AG	1.2%
TOTO Ltd.	1.2%
TIS, Inc.	1.1%
Kyowa Kirin Co. Ltd.	1.1%
McDonald's Holdings Co. Japan Ltd.	1.0%
Check Point Software Technologies Ltd.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000166521
Shareholder Report [Line Items]
Fund Name	WisdomTree International Quality Dividend Growth Fund
Trading Symbol	IQDG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree International Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International Quality Dividend Growth Fund	$21	0.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
AssetsNet	$ 972,298,230
Holdings Count | Holding	247
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$972,298,230
# of Portfolio Holdings	247
Portfolio Turnover Rate	1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Industria de Diseno Textil SA	5.6%
LVMH Moet Hennessy Louis Vuitton SE	4.1%
Novartis AG	3.7%
AstraZeneca PLC	3.6%
Roche Holding AG	3.6%
ASML Holding NV	3.4%
Novo Nordisk AS, Class B	2.8%
Deutsche Post AG	2.7%
UBS Group AG	2.5%
Imperial Brands PLC	2.2%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000033624
Shareholder Report [Line Items]
Fund Name	WisdomTree International SmallCap Dividend Fund
Trading Symbol	DLS
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree International SmallCap Dividend Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International SmallCap Dividend Fund	$31	0.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized. Included in the expense ratio are “Other fees” which are not annualized. Without these expenses, the expense ratio would have been 0.58%.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
AssetsNet	$ 1,019,317,741
Holdings Count | Holding	919
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,019,317,741
# of Portfolio Holdings	919
Portfolio Turnover Rate	5%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Rubis SCA	0.9%
Hoegh Autoliners ASA	0.8%
TORM PLC, Class A	0.8%
ACEA SpA	0.7%
SBM Offshore NV	0.7%
Bank of Georgia Group PLC	0.7%
Cofinimmo SA	0.6%
Super Retail Group Ltd.	0.6%
Fujikura Ltd.	0.6%
D/S Norden AS	0.6%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000033618
Shareholder Report [Line Items]
Fund Name	WisdomTree Japan Hedged Equity Fund
Trading Symbol	DXJ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Japan Hedged Equity Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Japan Hedged Equity Fund	$24	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
AssetsNet	$ 3,588,933,030
Holdings Count | Holding	443
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,588,933,030
# of Portfolio Holdings	443
Portfolio Turnover Rate	11%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Mitsubishi UFJ Financial Group, Inc.	4.8%
Japan Tobacco, Inc.	4.3%
Toyota Motor Corp.	4.1%
Mitsubishi Corp.	3.5%
Hitachi Ltd.	2.8%
Sumitomo Mitsui Financial Group, Inc.	2.8%
Shin-Etsu Chemical Co. Ltd.	2.6%
Mizuho Financial Group, Inc.	2.6%
ITOCHU Corp.	2.3%
Tokio Marine Holdings, Inc.	2.2%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000127778
Shareholder Report [Line Items]
Fund Name	WisdomTree Japan Hedged SmallCap Equity Fund
Trading Symbol	DXJS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Japan Hedged SmallCap Equity Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Japan Hedged SmallCap Equity Fund	$29	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 74,542,881
Holdings Count | Holding	722
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$74,542,881
# of Portfolio Holdings	722
Portfolio Turnover Rate	8%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Horiba Ltd.	0.7%
Daido Steel Co. Ltd.	0.7%
Amano Corp.	0.7%
Toyo Tire Corp.	0.6%
Gunma Bank Ltd.	0.6%
Kakaku.com, Inc.	0.5%
Mitsui Mining & Smelting Co. Ltd.	0.5%
Nippon Electric Glass Co. Ltd.	0.5%
NHK Spring Co. Ltd.	0.5%
Tokyo Seimitsu Co. Ltd.	0.5%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000033620
Shareholder Report [Line Items]
Fund Name	WisdomTree Japan SmallCap Dividend Fund
Trading Symbol	DFJ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Japan SmallCap Dividend Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Japan SmallCap Dividend Fund	$30	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
AssetsNet	$ 246,410,849
Holdings Count | Holding	728
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$246,410,849
# of Portfolio Holdings	728
Portfolio Turnover Rate	1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Horiba Ltd.	0.7%
Daido Steel Co. Ltd.	0.6%
Amano Corp.	0.6%
Toyo Tire Corp.	0.6%
Gunma Bank Ltd.	0.6%
Mitsui Mining & Smelting Co. Ltd.	0.5%
Kakaku.com, Inc.	0.5%
Nippon Electric Glass Co. Ltd.	0.5%
NHK Spring Co. Ltd.	0.5%
Tokyo Seimitsu Co. Ltd.	0.5%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000042148
Shareholder Report [Line Items]
Fund Name	WisdomTree New Economy Real Estate Fund
Trading Symbol	WTRE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree New Economy Real Estate Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree New Economy Real Estate Fund	$31	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.58%
AssetsNet	$ 19,989,378
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$19,989,378
# of Portfolio Holdings	54
Portfolio Turnover Rate	13%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

SBA Communications Corp.	5.7%
Airbnb, Inc., Class A	4.9%
Digital Realty Trust, Inc.	4.9%
Equinix, Inc.	4.8%
Ventas, Inc.	4.7%
Crown Castle, Inc.	4.6%
Alexandria Real Estate Equities, Inc.	4.6%
Cellnex Telecom SA	4.5%
American Tower Corp.	4.5%
Prologis, Inc.	4.4%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000033625
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. AI Enhanced Value Fund
Trading Symbol	AIVL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree U.S. AI Enhanced Value Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. AI Enhanced Value Fund	$20	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
AssetsNet	$ 406,364,963
Holdings Count | Holding	102
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$406,364,963
# of Portfolio Holdings	102
Portfolio Turnover Rate	62%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Exxon Mobil Corp.	3.9%
Comcast Corp., Class A	3.7%
Medtronic PLC	3.4%
Intercontinental Exchange, Inc.	3.3%
Altria Group, Inc.	3.1%
Nasdaq, Inc.	3.1%
Otis Worldwide Corp.	3.0%
Abbott Laboratories	2.9%
Weyerhaeuser Co.	2.9%
Fortive Corp.	2.8%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000033628
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. High Dividend Fund
Trading Symbol	DHS
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree U.S. High Dividend Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. High Dividend Fund	$20	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
AssetsNet	$ 1,154,466,459
Holdings Count | Holding	377
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,154,466,459
# of Portfolio Holdings	377
Portfolio Turnover Rate	2%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Exxon Mobil Corp.	6.3%
AbbVie, Inc.	5.7%
Altria Group, Inc.	4.8%
International Business Machines Corp.	4.7%
Chevron Corp.	4.3%
Philip Morris International, Inc.	4.1%
Morgan Stanley	2.8%
Citigroup, Inc.	2.1%
Bristol-Myers Squibb Co.	1.9%
United Parcel Service, Inc., Class B	1.6%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000033630
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. LargeCap Dividend Fund
Trading Symbol	DLN
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree U.S. LargeCap Dividend Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. LargeCap Dividend Fund	$15	0.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%
AssetsNet	$ 4,315,152,013
Holdings Count | Holding	307
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,315,152,013
# of Portfolio Holdings	307
Portfolio Turnover Rate	3%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Apple, Inc.	3.7%
Microsoft Corp.	3.3%
JPMorgan Chase & Co.	3.2%
Exxon Mobil Corp.	2.8%
Broadcom, Inc.	2.8%
AbbVie, Inc.	2.7%
Johnson & Johnson	2.3%
NVIDIA Corp.	2.3%
Home Depot, Inc.	2.1%
Procter & Gamble Co.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000042151
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. LargeCap Fund
Trading Symbol	EPS
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree U.S. LargeCap Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. LargeCap Fund	$4	0.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 1,001,580,224
Holdings Count | Holding	501
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,001,580,224
# of Portfolio Holdings	501
Portfolio Turnover Rate	1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Apple, Inc.	5.6%
Microsoft Corp.	5.4%
Alphabet, Inc., Class A	4.8%
Meta Platforms, Inc., Class A	3.9%
NVIDIA Corp.	3.2%
Amazon.com, Inc.	3.1%
JPMorgan Chase & Co.	2.6%
Exxon Mobil Corp.	2.2%
Berkshire Hathaway, Inc., Class B	1.8%
Bank of America Corp.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000033631
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. MidCap Dividend Fund
Trading Symbol	DON
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree U.S. MidCap Dividend Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. MidCap Dividend Fund	$20	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
AssetsNet	$ 3,742,082,533
Holdings Count | Holding	331
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,742,082,533
# of Portfolio Holdings	331
Portfolio Turnover Rate	1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Vistra Corp.	1.9%
Packaging Corp. of America	1.1%
Corebridge Financial, Inc.	1.1%
International Paper Co.	1.1%
Conagra Brands, Inc.	1.0%
Evergy, Inc.	0.9%
Fidelity National Financial, Inc.	0.9%
Viatris, Inc.	0.9%
NRG Energy, Inc.	0.8%
Pinnacle West Capital Corp.	0.8%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000042152
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. MidCap Fund
Trading Symbol	EZM
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree U.S. MidCap Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. MidCap Fund	$19	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 806,270,144
Holdings Count | Holding	541
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$806,270,144
# of Portfolio Holdings	541
Portfolio Turnover Rate	3%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Toll Brothers, Inc.	1.2%
Unum Group	0.9%
Dick's Sporting Goods, Inc.	0.7%
Jackson Financial, Inc., Class A	0.7%
Tenet Healthcare Corp.	0.7%
East West Bancorp, Inc.	0.7%
AutoNation, Inc.	0.7%
American Airlines Group, Inc.	0.7%
Comerica, Inc.	0.6%
Tapestry, Inc.	0.6%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000189527
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. Multifactor Fund
Trading Symbol	USMF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree U.S. Multifactor Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Multifactor Fund	$14	0.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
AssetsNet	$ 332,430,412
Holdings Count | Holding	202
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$332,430,412
# of Portfolio Holdings	202
Portfolio Turnover Rate	52%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

VeriSign, Inc.	1.5%
International Business Machines Corp.	1.5%
Motorola Solutions, Inc.	1.4%
Roper Technologies, Inc.	1.4%
Cognizant Technology Solutions Corp., Class A	1.4%
GoDaddy, Inc., Class A	1.3%
Teledyne Technologies, Inc.	1.3%
TD SYNNEX Corp.	1.3%
F5, Inc.	1.2%
T-Mobile U.S., Inc.	1.2%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000126584
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. Quality Dividend Growth Fund
Trading Symbol	DGRW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree U.S. Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Quality Dividend Growth Fund	$15	0.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%
AssetsNet	$ 14,619,660,930
Holdings Count | Holding	300
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$14,619,660,930
# of Portfolio Holdings	300
Portfolio Turnover Rate	3%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	7.1%
Apple, Inc.	5.2%
Broadcom, Inc.	4.0%
AbbVie, Inc.	3.7%
Johnson & Johnson	3.3%
NVIDIA Corp.	3.0%
Home Depot, Inc.	3.0%
Procter & Gamble Co.	2.8%
Coca-Cola Co.	2.7%
UnitedHealth Group, Inc.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000239901
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. Quality Growth Fund
Trading Symbol	QGRW
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree U.S. Quality Growth Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Quality Growth Fund	$15	0.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%
AssetsNet	$ 499,994,622
Holdings Count | Holding	100
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$499,994,622
# of Portfolio Holdings	100
Portfolio Turnover Rate	11%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Apple, Inc.	11.3%
NVIDIA Corp.	10.8%
Microsoft Corp.	10.2%
Alphabet, Inc., Class A	5.8%
Amazon.com, Inc.	5.2%
Meta Platforms, Inc., Class A	4.1%
Tesla, Inc.	3.6%
Eli Lilly & Co.	3.5%
Broadcom, Inc.	3.2%
Visa, Inc., Class A	2.3%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000033632
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. SmallCap Dividend Fund
Trading Symbol	DES
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree U.S. SmallCap Dividend Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. SmallCap Dividend Fund	$20	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
AssetsNet	$ 2,046,315,225
Holdings Count | Holding	588
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,046,315,225
# of Portfolio Holdings	588
Portfolio Turnover Rate	3%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Organon & Co.	1.3%
EPR Properties	0.8%
TFS Financial Corp.	0.8%
National Storage Affiliates Trust	0.8%
ALLETE, Inc.	0.8%
Cohen & Steers, Inc.	0.7%
Broadstone Net Lease, Inc.	0.7%
Scotts Miracle-Gro Co.	0.7%
Cogent Communications Holdings, Inc.	0.7%
Viper Energy, Inc.	0.7%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000042153
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. SmallCap Fund
Trading Symbol	EES
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree U.S. SmallCap Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. SmallCap Fund	$20	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
AssetsNet	$ 632,164,839
Holdings Count | Holding	886
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$632,164,839
# of Portfolio Holdings	886
Portfolio Turnover Rate	2%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Lumen Technologies, Inc.	1.8%
Cal-Maine Foods, Inc.	0.9%
TPG, Inc.	0.9%
Levi Strauss & Co., Class A	0.6%
Bread Financial Holdings, Inc.	0.6%
Sylvamo Corp.	0.6%
BGC Group, Inc., Class A	0.6%
Victory Capital Holdings, Inc., Class A	0.6%
O-I Glass, Inc.	0.5%
Nordstrom, Inc.	0.5%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000126585
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. SmallCap Quality Dividend Growth Fund
Trading Symbol	DGRS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree U.S. SmallCap Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	$20	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
AssetsNet	$ 418,353,264
Holdings Count | Holding	240
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$418,353,264
# of Portfolio Holdings	240
Portfolio Turnover Rate	4%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Cohen & Steers, Inc.	2.3%
Kontoor Brands, Inc.	2.2%
Virtu Financial, Inc., Class A	1.9%
Viper Energy, Inc.	1.8%
Victory Capital Holdings, Inc., Class A	1.8%
SLM Corp.	1.8%
StepStone Group, Inc., Class A	1.5%
Marriott Vacations Worldwide Corp.	1.4%
Walker & Dunlop, Inc.	1.4%
John Wiley & Sons, Inc., Class A	1.3%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000033617
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. Total Dividend Fund
Trading Symbol	DTD
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree U.S. Total Dividend Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Total Dividend Fund	$15	0.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%
AssetsNet	$ 1,338,149,206
Holdings Count | Holding	824
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,338,149,206
# of Portfolio Holdings	824
Portfolio Turnover Rate	4%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Apple, Inc.	3.2%
Microsoft Corp.	2.9%
JPMorgan Chase & Co.	2.8%
Exxon Mobil Corp.	2.5%
Broadcom, Inc.	2.4%
AbbVie, Inc.	2.4%
NVIDIA Corp.	2.0%
Johnson & Johnson	2.0%
Home Depot, Inc.	1.8%
Procter & Gamble Co.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000042125
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. Value Fund
Trading Symbol	WTV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree U.S. Value Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Value Fund	$6	0.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
AssetsNet	$ 361,334,646
Holdings Count | Holding	167
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$361,334,646
# of Portfolio Holdings	167
Portfolio Turnover Rate	47%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Vistra Corp.	2.8%
AppLovin Corp., Class A	2.4%
Exxon Mobil Corp.	1.6%
Synchrony Financial	1.2%
GoDaddy, Inc., Class A	1.1%
Fox Corp., Class A	1.1%
Equitable Holdings, Inc.	1.1%
Builders FirstSource, Inc.	1.0%
Bank of New York Mellon Corp.	1.0%
RTX Corp.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.